Summary of Significant Accounting Policies - Summary of Financing Receivables (Parenthetical) (Detail)	Jul. 31, 2010 MortgageLoan	Dec. 31, 2012 Subsequent Event [Member] Vessel
Financing Receivable, Recorded Investment [Line Items]
Number of vessels held as collateral	2	2